Treasury Shares (Details) - Treasury Shares - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
At 1 January	136,375,678	143,375,678
Treasury shares purchased during the year	(2,350,000)	(7,000,000)
At 31 December	134,025,678	136,375,678